Distribution Date:	10/18/21	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19		David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24	Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61690VAU2	1.591000%	36,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690VAV0	2.885000%	14,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690VAW8	3.323000%	59,800,000.00	48,465,594.06	1,007,021.33	134,209.31	0.00	0.00	1,141,230.64	47,458,572.73	33.31%	30.00%
A-3	61690VAX6	3.211000%	100,000,000.00	46,983,417.33	0.00	125,719.79	0.00	0.00	125,719.79	46,983,417.33	33.31%	30.00%
A-4	61690VAY4	3.252000%	215,000,000.00	215,000,000.00	0.00	582,650.00	0.00	0.00	582,650.00	215,000,000.00	33.31%	30.00%
A-5	61690VAZ1	3.531000%	307,418,000.00	307,418,000.00	0.00	904,577.46	0.00	0.00	904,577.46	307,418,000.00	33.31%	30.00%
A-S	61690VBB3	3.885000%	77,302,000.00	77,302,000.00	0.00	250,265.22	0.00	0.00	250,265.22	77,302,000.00	24.95%	22.63%
B	61690VBC1	4.090000%	48,478,000.00	48,478,000.00	0.00	165,229.18	0.00	0.00	165,229.18	48,478,000.00	19.71%	18.00%
C	61690VBD9	4.378962%	44,547,000.00	44,547,000.00	0.00	162,558.03	0.00	0.00	162,558.03	44,547,000.00	14.89%	13.75%
D	61690VAE8	3.060000%	60,270,000.00	60,270,000.00	0.00	153,688.50	0.00	0.00	153,688.50	60,270,000.00	8.38%	8.00%
E	61690VAG3	4.378962%	26,204,000.00	26,204,000.00	0.00	95,621.94	0.00	0.00	95,621.94	26,204,000.00	5.54%	5.50%
F	61690VAJ7	4.378962%	10,482,000.00	10,482,000.00	0.00	38,250.24	0.00	0.00	38,250.24	10,482,000.00	4.41%	4.50%
G	61690VAL2	4.378962%	15,722,000.00	15,722,000.00	0.00	57,371.70	0.00	0.00	57,371.70	15,722,000.00	2.71%	3.00%
H	61690VAN8	4.378962%	31,445,903.00	25,054,635.98	0.00	76,690.61	0.00	0.00	76,690.61	25,054,635.98	0.00%	0.00%
V	61690VAR9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690VAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,048,168,904.01	925,926,647.37	1,007,021.33	2,746,831.98	0.00	0.00	3,753,853.31	924,919,626.04

Notional Certificates
X-A	61690VBA5	0.985695%	733,718,000.00	617,867,011.39	0.00	507,523.71	0.00	0.00	507,523.71	616,859,990.06
X-B	61690VAA6	0.414951%	125,780,000.00	125,780,000.00	0.00	43,493.82	0.00	0.00	43,493.82	125,780,000.00
X-D	61690VAC2	1.318962%	60,270,000.00	60,270,000.00	0.00	66,244.88	0.00	0.00	66,244.88	60,270,000.00
Notional SubTotal			919,768,000.00	803,917,011.39	0.00	617,262.41	0.00	0.00	617,262.41	802,909,990.06

Deal Distribution Total					1,007,021.33	3,364,094.39	0.00	0.00	4,371,115.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690VAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690VAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690VAW8	810.46143913	16.83982157	2.24430284	0.00000000	0.00000000	0.00000000	0.00000000	19.08412441	793.62161756
A-3	61690VAX6	469.83417330	0.00000000	1.25719790	0.00000000	0.00000000	0.00000000	0.00000000	1.25719790	469.83417330
A-4	61690VAY4	1,000.00000000	0.00000000	2.71000000	0.00000000	0.00000000	0.00000000	0.00000000	2.71000000	1,000.00000000
A-5	61690VAZ1	1,000.00000000	0.00000000	2.94249998	0.00000000	0.00000000	0.00000000	0.00000000	2.94249998	1,000.00000000
A-S	61690VBB3	1,000.00000000	0.00000000	3.23749994	0.00000000	0.00000000	0.00000000	0.00000000	3.23749994	1,000.00000000
B	61690VBC1	1,000.00000000	0.00000000	3.40833326	0.00000000	0.00000000	0.00000000	0.00000000	3.40833326	1,000.00000000
C	61690VBD9	1,000.00000000	0.00000000	3.64913530	0.00000000	0.00000000	0.00000000	0.00000000	3.64913530	1,000.00000000
D	61690VAE8	1,000.00000000	0.00000000	2.55000000	0.00000000	0.00000000	0.00000000	0.00000000	2.55000000	1,000.00000000
E	61690VAG3	1,000.00000000	0.00000000	3.64913525	0.00000000	0.00000000	0.00000000	0.00000000	3.64913525	1,000.00000000
F	61690VAJ7	1,000.00000000	0.00000000	3.64913566	0.00000000	0.00000000	0.00000000	0.00000000	3.64913566	1,000.00000000
G	61690VAL2	1,000.00000000	0.00000000	3.64913497	0.00000000	0.00000000	0.00000000	0.00000000	3.64913497	1,000.00000000
H	61690VAN8	796.75358599	0.00000000	2.43881087	0.46865056	12.61967068	0.00000000	0.00000000	2.43881087	796.75358599
V	61690VAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690VAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690VBA5	842.10420269	0.00000000	0.69171495	0.00000000	0.00000000	0.00000000	0.00000000	0.69171495	840.73171172
X-B	61690VAA6	1,000.00000000	0.00000000	0.34579281	0.00000000	0.00000000	0.00000000	0.00000000	0.34579281	1,000.00000000
X-D	61690VAC2	1,000.00000000	0.00000000	1.09913522	0.00000000	0.00000000	0.00000000	0.00000000	1.09913522	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	134,209.31	0.00	134,209.31	0.00	0.00	0.00	134,209.31	0.00
A-3	09/01/21 - 09/30/21	30	0.00	125,719.79	0.00	125,719.79	0.00	0.00	0.00	125,719.79	0.00
A-4	09/01/21 - 09/30/21	30	0.00	582,650.00	0.00	582,650.00	0.00	0.00	0.00	582,650.00	0.00
A-5	09/01/21 - 09/30/21	30	0.00	904,577.46	0.00	904,577.46	0.00	0.00	0.00	904,577.46	0.00
X-A	09/01/21 - 09/30/21	30	0.00	507,523.71	0.00	507,523.71	0.00	0.00	0.00	507,523.71	0.00
X-B	09/01/21 - 09/30/21	30	0.00	43,493.82	0.00	43,493.82	0.00	0.00	0.00	43,493.82	0.00
X-D	09/01/21 - 09/30/21	30	0.00	66,244.88	0.00	66,244.88	0.00	0.00	0.00	66,244.88	0.00
A-S	09/01/21 - 09/30/21	30	0.00	250,265.22	0.00	250,265.22	0.00	0.00	0.00	250,265.22	0.00
B	09/01/21 - 09/30/21	30	0.00	165,229.18	0.00	165,229.18	0.00	0.00	0.00	165,229.18	0.00
C	09/01/21 - 09/30/21	30	0.00	162,558.03	0.00	162,558.03	0.00	0.00	0.00	162,558.03	0.00
D	09/01/21 - 09/30/21	30	0.00	153,688.50	0.00	153,688.50	0.00	0.00	0.00	153,688.50	0.00
E	09/01/21 - 09/30/21	30	0.00	95,621.94	0.00	95,621.94	0.00	0.00	0.00	95,621.94	0.00
F	09/01/21 - 09/30/21	30	0.00	38,250.24	0.00	38,250.24	0.00	0.00	0.00	38,250.24	0.00
G	09/01/21 - 09/30/21	30	0.00	57,371.70	0.00	57,371.70	0.00	0.00	0.00	57,371.70	0.00
H	09/01/21 - 09/30/21	30	382,099.80	91,427.75	0.00	91,427.75	14,737.14	0.00	0.00	76,690.61	396,836.94
Totals			382,099.80	3,378,831.53	0.00	3,378,831.53	14,737.14	0.00	0.00	3,364,094.39	396,836.94

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	4,371,115.72
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,395,210.16	Master Servicing Fee	11,908.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,722.10
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	385.80
ARD Interest	0.00	Trust Advisor Fee	1,151.98
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,395,210.16	Total Fees	16,378.68

Principal		Expenses/Reimbursements
Scheduled Principal	1,007,021.33	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,944.98
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,792.16
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,007,021.33	Total Expenses/Reimbursements	14,737.14

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,364,094.39
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,007,021.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,371,115.72
Total Funds Collected	4,402,231.49	Total Funds Distributed	4,402,231.54

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	925,926,647.37	925,926,647.37	Beginning Certificate Balance	925,926,647.37
(-) Scheduled Principal Collections	1,007,021.33	1,007,021.33	(-) Principal Distributions	1,007,021.33
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	924,919,626.04	924,919,626.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	926,570,530.54	926,570,530.54	Ending Certificate Balance	924,919,626.04
Ending Actual Collateral Balance	925,612,877.92	925,612,877.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	51,239,220.13	5.54%	46	4.4746	NAP	Defeased	6	51,239,220.13	5.54%	46	4.4746	NAP
5,000,000 or less	15	54,128,953.72	5.85%	47	4.8188	1.766018	Unknown	1	3,860,205.03	0.42%	45	4.6050	NAP
5,000,001 to 10,000,000	16	109,301,255.15	11.82%	47	4.7006	1.691590	1.40 or less	16	298,115,858.30	32.23%	45	4.3451	1.002988
10,000,001 to 15,000,000	8	98,431,709.54	10.64%	47	4.5117	1.576319	1.41 to 1.50	6	54,502,336.62	5.89%	46	4.5764	1.454425
15,000,001 to 25,000,000	12	218,328,623.95	23.61%	47	4.5987	1.725456	1.51 to 1.60	3	38,876,105.82	4.20%	46	4.5054	1.575175
25,000,001 to 50,000,000	1	25,935,588.35	2.80%	48	4.9512	1.843300	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 75,000,000	1	65,854,275.20	7.12%	46	4.3600	1.355200	1.71 to 1.80	3	45,130,102.27	4.88%	47	4.5859	1.738635
75,000,001 to 100,000,000	2	191,700,000.00	20.73%	37	4.0557	3.297348	1.81 to 1.90	5	52,372,897.55	5.66%	48	4.8663	1.852210
100,000,001 or greater	1	110,000,000.00	11.89%	41	3.8600	0.907200	1.91 to 2.00	3	38,106,130.42	4.12%	47	4.3878	1.954571
Totals	62	924,919,626.04	100.00%	44	4.4000	1.924045	2.01 to 2.50	13	221,083,703.84	23.90%	38	4.5857	2.306498
							2.51 to 3.00	4	25,483,066.06	2.76%	46	4.4191	2.706286
							3.01 or greater	2	96,150,000.00	10.40%	47	3.6109	4.294857
							Totals	62	924,919,626.04	100.00%	44	4.4000	1.924045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	51,239,220.13	5.54%	46	4.4746	NAP	South Carolina	1	342,622.15	0.04%	45	4.6050	1.477600
Alabama	3	1,946,092.44	0.21%	45	4.6050	1.477600	Tennessee	4	2,549,105.68	0.28%	45	4.6050	1.477600
Arizona	2	14,913,336.61	1.61%	48	4.5739	2.190372	Texas	8	47,759,792.59	5.16%	46	4.4538	2.088267
California	6	51,689,203.28	5.59%	48	4.7578	1.426931	Utah	2	24,096,197.72	2.61%	47	4.6114	1.563175
Colorado	3	73,737,354.81	7.97%	46	4.4167	1.414958	Virginia	4	28,532,887.45	3.08%	48	4.5533	1.037824
Connecticut	1	1,507,535.51	0.16%	45	4.6050	1.477600	Washington	3	22,642,291.14	2.45%	47	4.6723	1.860436
Delaware	1	1,726,813.49	0.19%	45	4.6050	1.477600	Totals	92	924,919,626.04	100.00%	44	4.4000	1.924045
Florida	4	14,090,709.36	1.52%	47	4.9589	1.037476
									Property Type³
Georgia	4	29,801,915.74	3.22%	46	4.7094	1.989199
Idaho	1	3,847,216.53	0.42%	48	4.9040	0.279200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	3,318,201.71	0.36%	47	4.2990	2.534000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	1,617,174.99	0.17%	45	4.6050	1.477600	Defeased	6	51,239,220.13	5.54%	46	4.4746	NAP
Kentucky	1	3,220,884.74	0.35%	47	4.9700	1.385600	Industrial	3	7,715,269.04	0.83%	48	4.5780	2.293800
Louisiana	1	370,031.53	0.04%	45	4.6050	1.477600	Lodging	6	65,297,851.80	7.06%	48	4.8468	0.686525
Maryland	1	6,192,670.81	0.67%	47	4.8100	2.329600	Mixed Use	7	242,045,183.38	26.17%	36	4.2357	1.626457
Massachusetts	1	5,601,141.14	0.61%	47	4.6200	1.883800	Mobile Home Park	2	12,991,321.80	1.40%	48	4.7738	1.724813
Michigan	4	23,311,514.09	2.52%	48	4.7839	1.647498	Multi-Family	11	128,317,190.34	13.87%	46	4.5155	1.960658
Mississippi	1	15,650,573.01	1.69%	45	4.3200	2.008200	Office	10	274,168,703.47	29.64%	47	4.2287	2.513633
Nevada	3	48,051,934.06	5.20%	47	4.4240	2.094960	Retail	38	100,971,743.92	10.92%	47	4.6107	1.487877
New Mexico	2	16,208,809.97	1.75%	49	4.6850	2.491400	Self Storage	9	42,173,143.00	4.56%	48	4.6704	2.784320
New York	4	303,440,518.19	32.81%	38	3.9879	2.420459	Totals	92	924,919,626.04	100.00%	44	4.4000	1.924045
North Carolina	7	27,558,792.00	2.98%	48	4.7189	1.040484
Ohio	7	47,222,968.30	5.11%	48	4.7943	2.021806
Oregon	1	13,073,810.28	1.41%	46	4.3300	1.579100
Pennsylvania	4	39,658,307.45	4.29%	48	4.7620	1.242690

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	51,239,220.13	5.54%	46	4.4746	NAP	Defeased	6	51,239,220.13	5.54%	46	4.4746	NAP
	4.000% or less	2	201,700,000.00	21.81%	44	3.7237	2.426592	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	12	197,019,590.21	21.30%	46	4.3549	1.700110	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	38	448,508,005.02	48.49%	43	4.6687	1.855707	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	4	26,452,810.68	2.86%	48	5.1919	0.930339	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	924,919,626.04	100.00%	44	4.4000	1.924045	49 months or greater	56	873,680,405.91	94.46%	44	4.3956	1.924397
								Totals	62	924,919,626.04	100.00%	44	4.4000	1.924045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	51,239,220.13	5.54%	46	4.4746	NAP	Defeased	6	51,239,220.13	5.54%	46	4.4746	NAP
	60 months or less	56	873,680,405.91	94.46%	44	4.3956	1.924397	Interest Only	6	325,800,000.00	35.22%	39	4.0334	2.434497
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	50	547,880,405.91	59.24%	47	4.6110	1.621064
	Totals	62	924,919,626.04	100.00%	44	4.4000	1.924045	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	924,919,626.04	100.00%	44	4.4000	1.924045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	51,239,220.13	5.54%	46	4.4746	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	842,647,001.06	91.10%	44	4.3828	1.958604	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	20,980,529.01	2.27%	48	4.7510	0.785007
	25 months or greater	1	6,192,670.81	0.67%	47	4.8100	2.329600
	Unknown	1	3,860,205.03	0.42%	45	4.6050	NAP
	Totals	62	924,919,626.04	100.00%	44	4.4000	1.924045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453000237	MU	New York	NY	Actual/360	3.860%	353,833.33	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	10/06/21
2	1341635	MU	New York	NY	Actual/360	4.510%	375,833.33	0.00	0.00	N/A	01/07/24	--	100,000,000.00	100,000,000.00	10/07/21
3	304971003	OF	New York	NY	Actual/360	3.560%	272,058.62	0.00	0.00	N/A	09/06/25	--	91,700,000.00	91,700,000.00	10/06/21
4	1544744	OF	Colorado Springs	CO	Actual/360	4.360%	239,739.51	129,077.17	0.00	N/A	08/01/25	--	65,983,352.37	65,854,275.20	10/01/21
6	1545606	OF	Cleveland	OH	Actual/360	4.951%	107,152.89	34,826.90	0.00	N/A	10/01/25	--	25,970,415.25	25,935,588.35	10/01/21
7	695100585	OF	Harrisburg	PA	Actual/360	4.700%	96,756.26	39,904.80	0.00	N/A	10/06/25	--	24,703,725.78	24,663,820.98	10/06/21
8	453000274	RT	Various	Various	Actual/360	4.605%	74,176.71	28,411.94	0.00	N/A	07/01/25	--	19,329,436.99	19,301,025.05	10/01/21
8A	453000278				Actual/360	4.605%	14,835.34	5,682.39	0.00	N/A	07/01/25	--	3,865,887.42	3,860,205.03	10/01/21
9	1442878	OF	Henderson	NV	Actual/360	4.515%	79,926.48	40,623.05	0.00	N/A	08/01/25	--	21,242,918.93	21,202,295.88	10/01/21
10	300801328	MF	Las Vegas	NV	Actual/360	4.292%	80,232.25	32,491.36	0.00	N/A	09/01/25	--	22,432,129.83	22,399,638.47	10/01/21
11	304971011	MF	Houston	TX	Actual/360	4.375%	74,511.60	31,087.23	0.00	N/A	08/01/25	--	20,437,468.52	20,406,381.29	10/01/21
12	304971012	MF	Houston	TX	Actual/360	4.250%	61,443.18	34,485.10	0.00	N/A	08/01/25	--	17,348,661.80	17,314,176.70	10/01/21
13	695100581	SS	Various	OH	Actual/360	4.603%	72,817.36	25,901.20	0.00	N/A	10/06/25	--	18,983,452.49	18,957,551.29	10/06/21
14	300801391	OF	Albuquerque	NM	Actual/360	4.685%	63,398.22	29,794.37	0.00	N/A	11/01/25	--	16,238,604.34	16,208,809.97	10/01/21
15	300801367	MF	Shelby Township	MI	Actual/360	4.805%	67,148.72	24,983.10	0.00	N/A	10/01/25	--	16,769,712.24	16,744,729.14	10/01/21
16	1238793	LO	Los Gatos	CA	Actual/360	5.150%	66,373.96	26,450.50	0.00	N/A	11/01/25	--	15,465,775.96	15,439,325.46	10/01/21
17	304971017	MF	D Iberville	MS	Actual/360	4.320%	56,429.11	24,178.45	0.00	N/A	07/01/25	--	15,674,751.46	15,650,573.01	10/01/21
18	304971018	MF	Riverdale	GA	Actual/360	4.840%	62,193.49	23,194.42	0.00	N/A	07/01/25	--	15,419,872.42	15,396,678.00	10/01/21
19	304971019	LO	Roanoke	VA	Actual/360	4.550%	52,208.47	37,179.42	0.00	N/A	11/01/25	--	13,769,267.03	13,732,087.61	10/01/21
20	304971020	LO	Charlotte	NC	Actual/360	4.780%	53,386.05	35,249.80	0.00	N/A	11/01/25	--	13,402,356.58	13,367,106.78	04/01/20
21	300801359	MF	Chico	CA	Actual/360	4.550%	57,064.58	0.00	0.00	N/A	09/01/25	--	15,050,000.00	15,050,000.00	10/01/21
22	1544887	RT	Springfield	OR	Actual/360	4.330%	47,267.53	25,737.76	0.00	N/A	08/01/25	--	13,099,547.70	13,073,809.94	10/01/21
23	300801348	OF	Bellevue	WA	Actual/360	4.466%	47,306.18	24,356.55	0.00	N/A	09/01/25	--	12,711,020.94	12,686,664.39	10/01/21
24	300801345	RT	American Fork	UT	Actual/360	4.468%	48,564.63	18,319.48	0.00	N/A	09/01/25	--	13,043,320.77	13,025,001.29	10/01/21
25	695100579	MU	Park City	UT	Actual/360	4.780%	44,166.34	16,587.40	0.00	N/A	10/06/25	--	11,087,783.83	11,071,196.43	10/06/21
26	695100584	OF	Savannah	GA	Actual/360	4.473%	39,950.55	16,871.21	0.00	N/A	10/06/25	--	10,717,785.61	10,700,914.40	10/06/21
27	304971027	MF	San Angelo	TX	Actual/360	4.220%	37,948.00	15,972.37	0.00	N/A	07/01/25	--	10,790,901.07	10,774,928.70	10/01/21
28	304971028	OF	Walnut Creek	CA	Actual/360	4.600%	37,713.61	18,677.27	0.00	N/A	07/01/25	--	9,838,334.25	9,819,656.98	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	304971029	LO	Greensboro	NC	Actual/360	4.690%	36,894.24	17,499.64	0.00	N/A	09/01/25	--	9,439,890.19	9,422,390.55	10/01/21
30	695100583	RT	Sierra Vista	AZ	Actual/360	4.515%	37,293.18	15,494.82	0.00	N/A	10/06/25	--	9,911,808.50	9,896,313.68	10/06/21
31	304971031	MH	Fredericksburg	VA	Actual/360	4.630%	34,334.84	14,536.85	0.00	N/A	10/01/25	--	8,898,879.07	8,884,342.22	10/01/21
33	695100587	IN	Grand Prairie	TX	Actual/360	4.578%	29,489.01	14,485.41	0.00	N/A	10/06/25	--	7,729,753.74	7,715,268.33	10/06/21
34	300801344	LO	Bay Harbor Islands	FL	Actual/360	4.700%	29,874.54	14,118.91	0.00	N/A	09/01/25	--	7,627,541.14	7,613,422.23	03/01/21
35	300801373	MF	Harlingen	TX	Actual/360	4.900%	29,661.04	9,400.45	0.00	N/A	10/01/25	--	7,263,928.29	7,254,527.84	10/01/21
36	300801350	MU	San Diego	CA	Actual/360	4.483%	26,663.53	9,997.96	0.00	N/A	09/01/25	--	7,137,238.56	7,127,240.60	10/01/21
37	300801361	SS	Norwalk	CA	Actual/360	4.605%	24,501.78	11,917.19	0.00	N/A	10/01/25	--	6,384,829.91	6,372,912.72	10/01/21
40	695100573	RT	Coraopolis	PA	Actual/360	4.742%	25,019.95	10,158.70	0.00	N/A	10/06/25	--	6,331,493.22	6,321,334.52	10/06/21
41	300801356	SS	Baltimore	MD	Actual/360	4.810%	24,859.50	9,283.05	0.00	N/A	09/01/25	--	6,201,953.86	6,192,670.81	10/01/21
42	1545327	MF	Saint Marys	GA	Actual/360	4.355%	23,589.58	0.00	0.00	N/A	05/01/25	--	6,500,000.00	6,500,000.00	10/01/21
43	304971043	MU	Seattle	WA	Actual/360	4.830%	23,583.62	10,637.59	0.00	N/A	09/01/25	--	5,859,284.99	5,848,647.40	10/01/21
45	1545270	LO	Daytona Beach	FL	Actual/360	5.350%	25,560.25	9,619.81	0.00	N/A	09/01/25	--	5,733,139.76	5,723,519.95	10/01/21
46	300801365	IN	Dallas	TX	Actual/360	4.630%	21,371.09	9,649.57	0.00	N/A	10/01/25	--	5,538,944.36	5,529,294.79	10/01/21
47	300801347	RT	Gardner	MA	Actual/360	4.620%	21,599.93	9,230.49	0.00	N/A	09/01/25	--	5,610,371.63	5,601,141.14	10/01/21
48	1545463	RT	Roanoke	VA	Actual/360	4.420%	18,816.04	14,262.05	0.00	N/A	08/01/25	--	5,108,427.85	5,094,165.80	10/01/21
49	304971049	OF	Aspen	CO	Actual/360	4.845%	21,088.66	6,862.95	0.00	N/A	09/01/25	--	5,223,197.38	5,216,334.43	10/01/21
50	300801343	SS	Nicholasville	KY	Actual/360	4.434%	18,442.76	7,951.18	0.00	N/A	09/01/25	--	4,991,838.25	4,983,887.07	10/01/21
51	300801358	SS	Glendale	AZ	Actual/360	4.690%	19,634.72	6,785.16	0.00	N/A	09/01/25	--	5,023,808.09	5,017,022.93	10/01/21
52	304971052	MF	Battle Creek	MI	Actual/360	4.787%	18,027.92	8,166.07	0.00	N/A	11/06/25	--	4,519,220.07	4,511,054.00	10/06/21
53	300801364	MU	Pasadena	CA	Actual/360	4.751%	18,553.15	6,227.96	0.00	N/A	10/01/25	--	4,686,125.34	4,679,897.38	10/01/21
54	1544874	RT	Allentown	PA	Actual/360	4.960%	19,013.33	0.00	0.00	N/A	09/01/25	--	4,600,000.00	4,600,000.00	10/01/21
55	300801352	SS	Henderson	NV	Actual/360	4.655%	17,262.29	0.00	0.00	N/A	09/01/25	--	4,450,000.00	4,450,000.00	10/01/21
56	300801351	MH	Spokane	WA	Actual/360	5.085%	17,428.24	5,878.98	0.00	N/A	09/01/25	--	4,112,858.56	4,106,979.58	10/01/21
57	695100580	RT	Tamaqua	PA	Actual/360	4.945%	16,810.04	6,128.97	0.00	N/A	10/06/25	--	4,079,280.92	4,073,151.95	10/06/21
58	300801389	RT	Nampa	ID	Actual/360	4.904%	15,746.90	6,022.86	0.00	10/01/25	10/01/30	--	3,853,239.39	3,847,216.53	10/01/21
59	300801355	SS	Las Vegas	NV	Actual/360	4.705%	15,683.33	0.00	0.00	N/A	09/01/25	--	4,000,000.00	4,000,000.00	10/01/21
60	304971060	RT	New Braunfels	TX	Actual/360	4.680%	13,738.59	4,811.50	0.00	N/A	07/01/25	--	3,522,716.38	3,517,904.88	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
61	300801349	MU	Lake Zurich	IL	Actual/360	4.299%	11,906.84	5,411.61	0.00	N/A	09/01/25	--	3,323,613.32	3,318,201.71	10/01/21
62	300801354	MF	Fort Thomas	KY	Actual/360	4.970%	13,362.04	5,362.60	0.00	N/A	09/01/25	--	3,226,247.34	3,220,884.74	10/01/21
63	300801357	RT	Murrieta	CA	Actual/360	4.770%	12,025.84	5,542.04	0.00	N/A	09/01/25	--	3,025,369.60	3,019,827.56	10/01/21
65	300801353	RT	Atlanta	GA	Actual/360	4.900%	12,571.53	4,842.94	0.00	N/A	09/01/25	--	3,078,742.69	3,073,899.75	10/01/21
67	304971067	RT	Fort Collins	CO	Actual/360	4.980%	11,086.55	4,713.65	0.00	N/A	10/01/25	--	2,671,458.57	2,666,744.92	10/01/21
69	300801362	SS	Dallas	TX	Actual/360	5.346%	5,279.01	1,977.13	0.00	N/A	10/01/25	--	1,184,962.82	1,182,985.69	10/01/21
Totals							3,395,210.16	1,007,021.33	0.00				925,926,647.37	924,919,626.04
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,912,006.24	6,817,777.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,136,709.44	13,022,010.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	116,367,987.00	59,487,759.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,391,097.42	3,587,302.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,038,342.23	1,850,128.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,378,455.27	1,112,511.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	16,878,397.08	8,525,697.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,874,423.92	1,258,549.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,571,804.31	1,375,187.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,720,751.28	1,066,244.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,299,141.00	1,396,925.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,983,759.87	1,549,104.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,732,677.21	980,123.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(456,535.20)	235,510.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,928,317.55	1,007,271.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,972,016.59	1,072,431.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	393,975.63	725,572.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,335,895.00	1,236,055.00	04/01/19	03/31/20	11/12/20	0.00	13,719.56	88,450.45	1,579,642.21	95,819.24	0.00
21	1,324,288.35	733,484.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,416,638.94	705,134.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,781,474.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,513,043.23	632,711.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,436,342.35	672,184.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,547,804.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,746,243.95	876,668.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	624,235.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,453,654.40	665,890.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	818,270.06	641,831.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,348,918.00	662,600.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	375,460.00	248,866.00	04/01/19	03/31/20	12/11/20	2,544,557.85	126,193.19	33,942.96	188,748.17	0.00	0.00
35	952,214.00	833,061.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	599,528.95	310,193.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,203,594.37	651,579.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	687,062.98	209,808.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	802,592.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	545,806.17	284,767.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	771,679.48	881,109.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	784,101.92	356,813.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	698,680.68	324,487.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	581,589.00	604,088.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	811,346.46	456,161.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	521,732.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	593,204.03	119,501.59	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	354,535.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	980,623.00	554,803.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	768,070.61	329,701.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	396,250.12	195,289.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	(36,926.90)	56,269.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	310,000.00	297,600.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	448,063.78	295,579.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	307,254.96	252,887.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	413,311.06	221,564.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	340,549.58	152,992.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	416,550.58	104,803.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	212,486.00	98,708.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	239,309,494.97	119,737,307.38				2,544,557.85	139,912.75	122,393.41	1,768,390.38	95,819.24	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	20,980,529.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.399980%	4.373088%	44
09/17/21	0	0.00	0	0.00	2	21,029,897.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.400189%	4.373284%	45
08/17/21	0	0.00	0	0.00	2	21,076,300.98	0	0.00	0	0.00	0	0.00	0	0.00	1	6,725,448.01	4.400379%	4.373463%	46
07/16/21	0	0.00	0	0.00	2	21,122,514.91	0	0.00	0	0.00	0	0.00	0	0.00	1	38,272,526.17	4.400130%	4.373278%	47
06/17/21	0	0.00	0	0.00	2	21,171,322.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416851%	4.390390%	48
05/17/21	0	0.00	0	0.00	2	21,217,149.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417033%	4.390563%	49
04/16/21	0	0.00	0	0.00	2	21,265,583.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417232%	4.390751%	50
03/17/21	0	0.00	0	0.00	2	21,311,025.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417413%	4.390921%	51
02/18/21	0	0.00	0	0.00	2	21,364,705.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417644%	4.391141%	52
01/15/21	1	14,056,570.05	0	0.00	2	21,409,743.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417822%	4.391308%	53
12/17/20	0	0.00	0	0.00	2	21,454,596.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417999%	4.391475%	54
11/18/20	0	0.00	0	0.00	2	21,502,093.48	0	0.00	1	0.00	0	0.00	0	0.00	1	2,242,038.51	4.418191%	4.391657%	55
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	304971020 04/01/20		17	6	88,450.45	1,579,642.21	108,956.21	13,966,623.09	07/22/20	13
34	300801344 03/01/21		6	6	33,942.96	188,748.17	0.00	7,707,157.76	06/25/20	1
Totals					122,393.41	1,768,390.38	108,956.21	21,673,780.85
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		100,000,000	100,000,000		0		0
37 - 48 Months		757,814,026	750,200,603		7,613,422		0
49 - 60 Months		63,258,384	49,891,277	13,367,107			0
> 60 Months		3,847,217	3,847,217		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Oct-21	924,919,626	903,939,097	0	0		20,980,529	0
Sep-21	925,926,647	904,896,750	0	0		21,029,898	0
Aug-21	926,853,984	905,777,683	0	0		21,076,301	0
Jul-21	934,513,177	913,390,662	0	0		21,122,515	0
Jun-21	973,849,013	952,677,690	0	0		21,171,323	0
May-21	974,826,124	953,608,974	0	0		21,217,149	0
Apr-21	975,881,595	954,616,011	0	0		21,265,584	0
Mar-21	976,850,638	955,539,613	0	0		21,311,025	0
Feb-21	978,063,388	956,698,682	0	0		21,364,706	0
Jan-21	979,023,766	943,557,452	14,056,570	0		21,409,743	0
Dec-20	979,980,333	958,525,736	0	0		21,454,597	0
Nov-20	981,016,001	959,513,907	0	0		21,502,093	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	304971020	13,367,106.78	13,966,623.09	17,000,000.00	09/17/20	1,084,410.00	1.01950	03/31/20	11/01/25	228
34	300801344	7,613,422.23	7,707,157.76	6,200,000.00	09/18/20	197,108.00	0.37330	03/31/20	09/01/25	286
Totals		20,980,529.01	21,673,780.85	23,200,000.00		1,281,518.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	304971020	LO	NC	07/22/20	13

The loan is 60+ days delinquent and was transferred to the Special Servicer. Borrower and Lender have discussed detailed terms of relief. Discussions with Borrower and Lender are on-going. Lender is continuing to dual track foreclosure and a potential modification.

34	300801344	LO	FL	06/25/20	1

The Property is a 46-room independent hotel built in 1946 and located in Bay Harbor Islands, FL, 8 miles from the Miami CBD. The Loan transferred SS due to delinquent payments on 7/28/2020 as a result of the impact by COVID-19. The Loan is currently being cash managed. Short term forberance has been documented, and the Loan has been brought current. Additionally, Borrower is under contract to sell the Property, and have the buyer assume the Loan. Lender is processing the assumption.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	453000274	19,698,972.36	4.60500%	19,698,972.36 4.60500%		10	04/28/20	05/01/20	08/11/20
8A	453000278	3,939,794.47	4.60500%	3,939,794.47 4.60500%		10	04/28/20	05/01/20	08/11/20
19	304971019	14,229,677.02	4.55000%	14,229,677.02 4.55000%		10	06/30/20	09/01/20	09/11/20
Totals		37,868,443.85		37,868,443.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
32	1544569 11/18/20	8,646,550.80	4,600,000.00	3,398,515.03	1,143,123.67	3,398,515.03	2,255,391.36	6,391,159.44	0.00	(108.44)	6,391,267.88	67.99%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,646,550.80	4,600,000.00	3,398,515.03	1,143,123.67	3,398,515.03	2,255,391.36	6,391,159.44	0.00	(108.44)	6,391,267.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
32	1544569	05/17/21	0.00	0.00	6,391,267.88	0.00	0.00	54.44	0.00	0.00	6,391,267.88
		12/17/20	0.00	0.00	6,391,213.44	0.00	0.00	54.00	0.00	0.00
		11/18/20	0.00	0.00	6,391,159.44	0.00	0.00	6,391,159.44	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,391,267.88	0.00	0.00	6,391,267.88	0.00	0.00	6,391,267.88

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
20	0.00	0.00	2,792.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	2,000.00	0.00	0.00	9,944.98	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,792.16	0.00	0.00	9,944.98	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,737.14

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29